Segment information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Revenue	$ 1,558,640	$ 1,426,145	$ 1,575,153
Cost of services	(1,138,425)	(971,425)	(1,029,983)
Gross profit / (loss)	420,215	454,720	545,170
Selling, general and administrative expenses	(168,291)	(171,899)	(194,201)
Impairment loss	(42,801)
Reversal of previous impairment loss			3,065
Other operating income	17,259	20,207	19,953
Other operating expense	(2,747)	(4,054)	(4,838)
Operating income / (loss)	223,635	298,974	369,149
Share of loss in associates	(5,353)	(4,146)	(15,841)
Amortization and depreciation	162,447	151,049	108,314
Adjusted Ebitda	380,729	445,877	461,622
Construction services revenue	(350,264)	(198,417)	(250,112)
Construction services cost	347,998	196,344	248,602
Adjusted Ebitda excluding Construction Services	378,463	443,804	460,112
Construction services revenue	350,264	198,417	250,112
Construction services cost	(347,998)	(196,344)	(248,602)
Adjusted Ebitda	380,729	445,877	461,622
Financial income	51,889	76,281	62,555
Financial loss	(233,521)	(331,147)	(302,047)
Inflation adjustment	(25,391)	(36,460)
Amortization and depreciation	(162,447)	(151,049)	(108,314)
Income before income tax	11,259	3,502	113,816
Income tax expense	(17,079)	(14,101)	(46,925)
Net loss	(5,820)	(10,599)	66,891
Current assets	507,643	532,742
Non-current assets	3,374,600	3,312,536
Capital Expenditure	372,373	219,532
Current liabilities	562,302	450,551
Non-current liabilities	2,121,327	2,172,030
Depreciation, right-of-use assets	3,443
Interest expense on lease liabilities	477
Operating segments | Argentina | Airports
Disclosure of operating segments [line items]
Revenue	935,035	822,756	1,000,303
Cost of services	(711,144)	(562,275)	(638,216)
Gross profit / (loss)	223,891	260,481	362,087
Selling, general and administrative expenses	(88,083)	(75,189)	(96,737)
Impairment loss	0
Reversal of previous impairment loss			0
Other operating income	15,474	15,854	18,942
Other operating expense	(1,075)	(1,553)	(1,271)
Operating income / (loss)	150,207	199,593	283,021
Share of loss in associates	0	0	0
Amortization and depreciation	91,217	75,164	32,121
Adjusted Ebitda	241,424	274,757	315,142
Construction services revenue	(308,296)	(176,131)	(231,014)
Construction services cost	308,072	175,964	230,829
Adjusted Ebitda excluding Construction Services	241,200	274,590	314,957
Construction services revenue	308,296	176,131	231,014
Construction services cost	(308,072)	(175,964)	(230,829)
Adjusted Ebitda	241,424	274,757	315,142
Current assets	149,064	202,187
Non-current assets	1,235,497	1,061,352
Capital Expenditure	308,301	176,525
Current liabilities	220,849	150,971
Non-current liabilities	516,344	504,934
Operating segments | Argentina | Others
Disclosure of operating segments [line items]
Revenue	217	256	422
Cost of services	(18)	(19)	(144)
Gross profit / (loss)	199	237	278
Selling, general and administrative expenses	(308)	(251)	(242)
Impairment loss	0
Reversal of previous impairment loss			0
Other operating income	38	41	69
Other operating expense	0	0	(1)
Operating income / (loss)	(71)	27	104
Share of loss in associates	0	0	0
Amortization and depreciation	0	0	0
Adjusted Ebitda	(71)	27	104
Construction services revenue	0	0	0
Construction services cost	0	0	0
Adjusted Ebitda excluding Construction Services	(71)	27	104
Construction services revenue	0	0	0
Construction services cost	0	0	0
Adjusted Ebitda	(71)	27	104
Current assets	139	251
Non-current assets	22	23
Capital Expenditure	0	0
Current liabilities	29	36
Non-current liabilities	0	0
Operating segments | Brazil | Airports
Disclosure of operating segments [line items]
Revenue	116,581	123,241	128,842
Cost of services	(96,210)	(103,933)	(116,164)
Gross profit / (loss)	20,371	19,308	12,678
Selling, general and administrative expenses	(12,515)	(20,204)	(14,361)
Impairment loss	(42,801)
Reversal of previous impairment loss			3,065
Other operating income	1,341	2,186	0
Other operating expense	(332)	(1,445)	(1,622)
Operating income / (loss)	(33,936)	(155)	(240)
Share of loss in associates	0	0	0
Amortization and depreciation	11,788	15,011	17,038
Adjusted Ebitda	(22,148)	14,856	16,798
Construction services revenue	0	0	0
Construction services cost	0	0	0
Adjusted Ebitda excluding Construction Services	(22,148)	14,856	16,798
Construction services revenue	0	0	0
Construction services cost	0	0	0
Adjusted Ebitda	(22,148)	14,856	16,798
Current assets	47,726	45,042
Non-current assets	1,106,996	1,224,475
Capital Expenditure	5,347	8,264
Current liabilities	129,875	106,907
Non-current liabilities	1,080,283	1,121,409
Operating segments | Brazil | Others
Disclosure of operating segments [line items]
Revenue	0	0	0
Cost of services	0	0	0
Gross profit / (loss)	0	0	0
Selling, general and administrative expenses	(115)	(15)	0
Impairment loss	0
Reversal of previous impairment loss			0
Other operating income	0	0	0
Other operating expense	0	0	0
Operating income / (loss)	(115)	(15)	0
Share of loss in associates	0	0	0
Amortization and depreciation	0	0	0
Adjusted Ebitda	(115)	(15)	0
Construction services revenue	0	0	0
Construction services cost	0	0	0
Adjusted Ebitda excluding Construction Services	(115)	(15)	0
Construction services revenue	0	0	0
Construction services cost	0	0	0
Adjusted Ebitda	(115)	(15)	0
Current assets	140	116
Non-current assets	104	0
Capital Expenditure	0	0
Current liabilities	2	0
Non-current liabilities	0	0
Operating segments | Uruguay | Airports
Disclosure of operating segments [line items]
Revenue	107,744	105,707	100,553
Cost of services	(54,218)	(51,953)	(48,371)
Gross profit / (loss)	53,526	53,754	52,182
Selling, general and administrative expenses	(12,625)	(12,796)	(11,758)
Impairment loss	0
Reversal of previous impairment loss			0
Other operating income	131	440	74
Other operating expense	(346)	(267)	(623)
Operating income / (loss)	40,686	41,131	39,875
Share of loss in associates	0	0	0
Amortization and depreciation	12,124	12,687	12,495
Adjusted Ebitda	52,810	53,818	52,370
Construction services revenue	(6,110)	(653)	(2,750)
Construction services cost	6,110	634	2,670
Adjusted Ebitda excluding Construction Services	52,810	53,799	52,290
Construction services revenue	6,110	653	2,750
Construction services cost	(6,110)	(634)	(2,670)
Adjusted Ebitda	52,810	53,818	52,370
Current assets	16,691	21,925
Non-current assets	151,717	149,418
Capital Expenditure	7,040	1,832
Current liabilities	21,080	22,874
Non-current liabilities	48,018	52,904
Operating segments | Uruguay | Others
Disclosure of operating segments [line items]
Revenue	16,888	17,668	15,774
Cost of services	(12,968)	(13,305)	(12,184)
Gross profit / (loss)	3,920	4,363	3,590
Selling, general and administrative expenses	(1,346)	(1,348)	(1,323)
Impairment loss	0
Reversal of previous impairment loss			0
Other operating income	49	84	341
Other operating expense	(75)	(98)	(371)
Operating income / (loss)	2,548	3,001	2,237
Share of loss in associates	0	0	0
Amortization and depreciation	1,024	946	590
Adjusted Ebitda	3,572	3,947	2,827
Construction services revenue	0	0	0
Construction services cost	0	0	0
Adjusted Ebitda excluding Construction Services	3,572	3,947	2,827
Construction services revenue	0	0	0
Construction services cost	0	0	0
Adjusted Ebitda	3,572	3,947	2,827
Current assets	4,222	3,660
Non-current assets	6,425	5,396
Capital Expenditure	2,332	1,552
Current liabilities	2,740	2,341
Non-current liabilities	3,644	2,450
Operating segments | AM | Airports
Disclosure of operating segments [line items]
Revenue	133,463	118,376	94,464
Cost of services	(82,472)	(68,541)	(52,863)
Gross profit / (loss)	50,991	49,835	41,601
Selling, general and administrative expenses	(12,259)	(12,676)	(11,263)
Impairment loss	0
Reversal of previous impairment loss			0
Other operating income	103	137	149
Other operating expense	(731)	(611)	(827)
Operating income / (loss)	38,104	36,685	29,660
Share of loss in associates	0	0	0
Amortization and depreciation	13,724	12,137	11,493
Adjusted Ebitda	51,828	48,822	41,153
Construction services revenue	(11,591)	(5,799)	(2,553)
Construction services cost	11,255	5,629	2,479
Adjusted Ebitda excluding Construction Services	51,492	48,652	41,079
Construction services revenue	11,591	5,799	2,553
Construction services cost	(11,255)	(5,629)	(2,479)
Adjusted Ebitda	51,828	48,822	41,153
Current assets	57,323	51,264
Non-current assets	169,130	168,465
Capital Expenditure	13,270	8,026
Current liabilities	27,853	25,525
Non-current liabilities	54,009	74,457
Operating segments | ECUADOR | Airports
Disclosure of operating segments [line items]
Revenue	109,608	89,225	85,310
Cost of services	(71,958)	(51,382)	(50,247)
Gross profit / (loss)	37,650	37,843	35,063
Selling, general and administrative expenses	(17,035)	(20,512)	(16,185)
Impairment loss	0
Reversal of previous impairment loss			0
Other operating income	140	1,465	287
Other operating expense	(93)	(80)	(77)
Operating income / (loss)	20,662	18,716	19,088
Share of loss in associates	0	0	0
Amortization and depreciation	4,646	5,954	7,376
Adjusted Ebitda	25,308	24,670	26,464
Construction services revenue	(14,888)	0	0
Construction services cost	14,888	0	0
Adjusted Ebitda excluding Construction Services	25,308	24,670	26,464
Construction services revenue	14,888	0	0
Construction services cost	(14,888)	0	0
Adjusted Ebitda	25,308	24,670	26,464
Current assets	50,629	44,145
Non-current assets	63,914	46,009
Capital Expenditure	18,198	2,127
Current liabilities	49,616	45,130
Non-current liabilities	17,839	2,098
Operating segments | Italy | Airports
Disclosure of operating segments [line items]
Revenue	145,635	155,483	154,526
Cost of services	(104,573)	(115,077)	(104,257)
Gross profit / (loss)	41,062	40,406	50,269
Selling, general and administrative expenses	(15,012)	(13,610)	(30,800)
Impairment loss	0
Reversal of previous impairment loss			0
Other operating income	0	0	0
Other operating expense	(111)	0	0
Operating income / (loss)	25,939	26,796	19,469
Share of loss in associates	35	43	39
Amortization and depreciation	12,530	11,935	10,302
Adjusted Ebitda	38,504	38,774	29,810
Construction services revenue	(9,379)	(15,834)	(13,795)
Construction services cost	7,673	14,117	12,624
Adjusted Ebitda excluding Construction Services	36,798	37,057	28,639
Construction services revenue	9,379	15,834	13,795
Construction services cost	(7,673)	(14,117)	(12,624)
Adjusted Ebitda	38,504	38,774	29,810
Current assets	55,249	51,192
Non-current assets	245,541	239,489
Capital Expenditure	17,905	21,142
Current liabilities	105,873	89,414
Non-current liabilities	60,650	65,552
Operating segments | PERU | Airports
Disclosure of operating segments [line items]
Revenue	0	0	0
Cost of services	0	0	0
Gross profit / (loss)	0	0	0
Selling, general and administrative expenses	0	0	0
Impairment loss	0
Reversal of previous impairment loss			0
Other operating income	0	0	0
Other operating expense	0	0	0
Operating income / (loss)	0	0	0
Share of loss in associates	(5,088)	(5,325)	(15,283)
Amortization and depreciation	0	0	0
Adjusted Ebitda	(5,088)	(5,325)	(15,283)
Construction services revenue	0	0	0
Construction services cost	0	0	0
Adjusted Ebitda excluding Construction Services	(5,088)	(5,325)	(15,283)
Construction services revenue	0	0	0
Construction services cost	0	0	0
Adjusted Ebitda	(5,088)	(5,325)	(15,283)
Current assets	0	0
Non-current assets	8,059	8,640
Capital Expenditure	0	0
Current liabilities	0	0
Non-current liabilities	0	0
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue	(12,326)	(12,313)	(10,191)
Cost of services	9,191	9,578	6,778
Gross profit / (loss)	(3,135)	(2,735)	(3,413)
Selling, general and administrative expenses	3,137	2,735	3,413
Impairment loss	0
Reversal of previous impairment loss			0
Other operating income	(17)	0	0
Other operating expense	16	0	(9)
Operating income / (loss)	1	0	(9)
Share of loss in associates	0	0	0
Amortization and depreciation	0	0	0
Adjusted Ebitda	1	0	(9)
Construction services revenue	0	0	0
Construction services cost	0	0	0
Adjusted Ebitda excluding Construction Services	1	0	(9)
Construction services revenue	0	0	0
Construction services cost	0	0	0
Adjusted Ebitda	1	0	(9)
Current assets	(59,393)	(60,077)
Non-current assets	(768)	(600)
Capital Expenditure	(33)	0
Current liabilities	(59,393)	(59,909)
Non-current liabilities	(768)	(768)
Unallocated
Disclosure of operating segments [line items]
Revenue	5,795	5,746	5,150
Cost of services	(14,055)	(14,518)	(14,315)
Gross profit / (loss)	(8,260)	(8,772)	(9,165)
Selling, general and administrative expenses	(12,130)	(18,033)	(14,945)
Impairment loss	0
Reversal of previous impairment loss			0
Other operating income	0	0	91
Other operating expense	0	0	(37)
Operating income / (loss)	(20,390)	(26,805)	(24,056)
Share of loss in associates	(300)	1,136	(597)
Amortization and depreciation	15,394	17,215	16,899
Adjusted Ebitda	(5,296)	(8,454)	(7,754)
Construction services revenue	0	0	0
Construction services cost	0	0	0
Adjusted Ebitda excluding Construction Services	(5,296)	(8,454)	(7,754)
Construction services revenue	0	0	0
Construction services cost	0	0	0
Adjusted Ebitda	(5,296)	(8,454)	$ (7,754)
Current assets	185,853	173,037
Non-current assets	387,963	409,869
Capital Expenditure	13	64
Current liabilities	63,778	67,262
Non-current liabilities	$ 341,308	$ 348,994